TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2024
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
28	TRANSACTIONS WITH RELATED PARTIES

a)
The Group’s consolidated financial statements as of December 31, 2024 and 2023 include transactions with related parties, the Board of Directors, the Group’s key executives (defined as the Management of Credicorp) and the companies which are controlled by these individuals through their majority shareholding or their role as Chairman or CEO.

b)	The following table presents the main transactions and balances with related parties and individuals as of December 31, 2024 and 2023:

	2024	2023
	S/(000)	S/(000)
Statement of financial position -
Direct loans	2,472,179	2,063,739
Investments (i)	611,271	806,700
Deposits (ii)	(1,839,980)	(713,503)
Derivatives at fair value	280,624	516,292

(i)
As of December 31, 2024, the balance includes mainly S/155.7 million of corporate bonds of Alicorp S.A.A., S/93.9 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/104.2 million of shares of Inversiones Centenario.
As of December 31, 2023, the balance includes mainly S/166.8 million of corporate bonds of Alicorp S.A.A., S/146.5 million of Alicorp S.A.A. shares, S/135.9 million shares of Inversiones Centenario and S/120.5 million corporate bonds issued by Corporación Primax.

(ii)	Corresponds to deposits of legal entities and individuals.

	2024	2023
	S/(000)	S/(000)

Statement of income
Interest income related to loans	55,485	31,892
Interest expenses related to deposits	(37,308)	(30,914)
Other income	22,735	9,452

Contingent risks and commitments
Indirect loans	746,992	584,463

c)
At December 31, 2024, direct loans have guarantees and collateral provided by the related party, mature between January 2025 and December 2030, and accrue an average annual interest in soles of 10.78 percent and an average annual interest rate in foreign currency of 9.56 percent (as of December 31, 2023, they mature between January 2024 and August 2030, and accrued an average annual interest in soles of 13.31 percent and an average annual interest rate in foreign currency of 10.69 percent). Also, as of December 31, 2024, the Group maintains S/58.1 million of allowances for loan losses to related parties (as of December 31, 2023 it maintains S/15.2 million).

d)
At December 31, 2024 and 2023, directors, officers and employees of the Group have been involved, directly and indirectly, in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian Banking and Insurance Law Nº26702, which regulates and limits certain transactions with employees, directors and officers of a bank or an insurance company. At December 31, 2024 and 2023, direct loans to employees, directors, key management and family members amounted to S/1,389.6 million and S/1,383.3 million, respectively; they are repaid monthly and earn interest at market rates.

e)	The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2024 and 2023 was as follows:

	2024	2023
	S/(000)	S/(000)

Director’s compensation	8,628	7,387
Senior Management Compensation:
Remuneration	62,258	49,573
Stock awards vested	20,499	21,444
Total	91,385	78,404

f)	As of December 31, 2024 and 2023 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2024	2023
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. Dollars	451,522	516,834
Soles	397,614	170,769
Bolivianos	280,188	179,131
Colombian pesos	133,821	108,830
Chilean pesos	15,409	7,198
Total	1,278,554	982,762

Restricted mutual funds, Note 6(a)(v)	307,225	334,162